LEASES	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
LEASES

14.	RIGHT OF USE ASSETS

Movements in the two years ended December 31, 2022 are summarized as follows:

(in thousands of $)	Offices	Vessels	Total
Cost
As of January 1, 2022	11,719	103,888	115,607
Additions	159	—	159
Lease termination	—	(103,888)	(103,888)
Disposals	(483)	—	(483)
As of December 31, 2022	11,395	—	11,395

Accumulated depreciation
As of January 1, 2022	(7,805)	(59,008)	(66,813)
Depreciation charge for the period	(926)	(2,297)	(3,223)
Lease termination	—	61,305	61,305
Disposals	483	—	483
Translation differences	(39)	—	(39)
As of December 31, 2022	(8,287)	—	(8,287)

Net book value
As of December 31, 2022	3,108	—	3,108

Cost
As of January 1, 2021	11,719	113,329	125,048
Lease termination	—	(9,441)	(9,441)
As of December 31, 2021	11,719	103,888	115,607

Accumulated depreciation
As of January 1, 2021	(5,916)	(57,188)	(63,104)
Depreciation charge for the period	(1,467)	(11,261)	(12,728)
Lease termination	—	9,441	9,441
Translation differences	(422)	—	(422)
As of December 31, 2021	(7,805)	(59,008)	(66,813)

Net book value
As of December 31, 2021	3,914	44,880	48,794
As of January 1, 2021	5,803	56,141	61,944

As of December 31, 2021 and January 1, 2021, the Company leased in two vessels from SFL, on time charters that were classified as leases, the 2004-built VLCCs Front Force and Front Energy. In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL to terminate the long-term charters for these vessels upon the sale and delivery of the vessels by SFL to an unrelated third party.

As of January 1, 2021, the Company leased in two vessels from a third party on time charters that were classified as leases which were terminated in the year end December 31, 2021 when the vessels were redelivered to the owners.

The right-of-use assets for offices relate to lease agreements for office space.

For further details on the Company's leases see note 19.

19.	LEASES

At December 31, 2021, the Company leased in two vessels from SFL on time charters that were classified as leases, the 2004-built VLCCs Front Force and Front Energy. In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL to terminate the long-term charters for these vessels upon the sale and delivery of the vessels by SFL to an unrelated third party.

As of January 1, 2021, the Company leased in two vessels from a third party on time charters that were classified as leases which were terminated in the year end December 31, 2021 when the vessels were redelivered to the owners.

The Company is also committed to make rental payments under leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated at the time of recognition on the index at that time and are included in the minimum lease payments.

Rental expense

The future minimum lease payments under the Company's leases as at December 31, 2022 are as follows:

(in thousands of $)
2023	1,103
2024	1,206
2025	1,237
Total minimum lease payments	3,546
Less: Imputed interest	(150)
Present value of obligations under leases	3,396

The future minimum lease payments under the Company's leases as at December 31, 2021 are as follows:

(in thousands of $)
2022	12,235
2023	12,753
2024	12,054
2025	12,810
2026	11,705
Thereafter	1,641
Total minimum lease payments	63,198
Less: Imputed interest	(10,496)
Present value of obligations under leases	52,702

Total cash outflows for leases was $2.9 million and $11.8 million for the years ended December 31, 2022 and 2021, respectively. Expense for office leases was $0.9 million and $1.5 million for the years ended December 31, 2022 and 2021, respectively. The Company incurred lease expenses of $2.2 million (2021: $8.6 million) in relation to the leased-in vessels, Front Energy and Front Force. The Company incurred lease expenses of nil (2021: $2.7 million) in relation to two vessels leased in from a third party on time charters that were classified as leases. Interest expense incurred in relation to the leased-in vessels is disclosed in Note 7. The weighted-average discount rate based on the Company's incremental borrowing rate, or IBR, in relation to the leases was 2.7% (2021: 7.1%) for the year ended December 31, 2022 and the weighted-average remaining lease term was three years (2021: five years) as of December 31, 2022.

Rental income
Two LR2 tankers were on fixed rate time charters as of December 31, 2022. One LR2 tanker and two VLCCs were on fixed rate time charters as of January 1, 2021, the terms of which all ended in the year ended December 31, 2021. In addition, the Company agreed to charter-out five Suezmax tankers to an unrelated third party, for a period of 3 years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. The terms for the five Suezmax tankers ended in the year ended December 31, 2022. The minimum future revenues to be received under fixed rate contracts as of December 31, 2022 are as follows:

(in thousands of $)
2023	24,090
2024	24,156
2025	15,954
Total minimum lease payments	64,200

The minimum future revenues to be received under fixed rate contracts as of December 31, 2021 were as follows:

(in thousands of $)
2022	28,968
Total minimum lease payments	28,968

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Profit or Loss, which solely relates to leasing revenues.

The two LR2 tankers on fixed rate time charters as of December 31, 2022 have an option for a 1 year extension.

The cost and accumulated depreciation of vessels leased to third parties under time charters as of December 31, 2022 were $100.1 million and $3.9 million, respectively (December 31, 2021: $328.0 million and $21.0 million, respectively, January 1, 2021: $509.5 million and $49.4 million, respectively).

In the year ended December 31, 2022, the Company recognized profit share income of $7.0 million in relation to five time charters (2021: nil), within Revenues in the Consolidated Statements of Profit or Loss.

For further details on the Company's right-of-use assets see note 14.